Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable - gross	$ 25,979,344	$ 24,000,374
Allowance for doubtful accounts	(5,864,194)	(4,358,037)
Accounts receivable, net	$ 20,115,150	$ 19,642,337